RESERVES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of year	$ 4,580.0	$ 4,864.6
Exercise of share options and share appreciation rights (Note 28(a))		0.8
Issued on vesting of restricted share units	0.0	0.0
Issue of restricted share units	10.1	8.7
Reclassification of (gains)/losses to earnings	(0.3)	2.8
Change in fair value of available-for-sale securities	12.7	(4.3)
Reclassification of losses to earnings	4.5	0.0
Total reserve balance, end of year	4,447.3	4,580.0
Equity reserve
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of year	17.8	20.1
Exercise of share options and share appreciation rights (Note 28(a))	0.0	0.5
Total reserve balance, end of year	18.0	17.8
Hedging reserve
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of year	0.2	0.0
Net change in fair value of hedging instruments	7.2	(2.6)
Reclassification of (gains)/losses to earnings	(0.3)	2.8
Less attributable to non-controlling interests	(1.1)	0.0
Total reserve balance, end of year	6.0	0.2
Available -for-sale reserve
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of year	(3.5)	(0.4)
Change in fair value of available-for-sale securities	0.0	(3.1)
Reclassification of losses to earnings		0.0
Total reserve balance, end of year	1.0	(3.5)
Other reserve
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of year	(2.5)	(1.1)
Change in fair value of available-for-sale securities	1.3	(1.4)
Total reserve balance, end of year	(1.2)	(2.5)
Total reserves
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of year	12.0
Total reserve balance, end of year	23.8	12.0
Restricted Share Units (RSU)
Disclosure of analysis of other comprehensive income by item [line items]
Issued on vesting of restricted share units	2.9	4.5
Restricted Share Units (RSU) | Equity reserve
Disclosure of analysis of other comprehensive income by item [line items]
Issued on vesting of restricted share units	(2.9)	(4.5)
Issue of restricted share units	$ 3.1	$ 1.7